Statements of Cash Flows (USD $)	12 Months Ended
Jul. 31, 2012
Cash Flows from Operating Activities
Net income attributable to ordinary shares not subject to redemption	$ 3,815,498
Adjustments to reconcile net income attributable to ordinary shares not subject to redemption to net cash used in operating activities:
Fair Value Adjustment of Warrants	(3,996,667)
Changes in operating assets and liabilities:
Prepaid Expenses	(48,143)
Due from Affiliate	(15,348)
Accrued Expenses	55,891
Net cash used in operating activities	(188,769)
Cash Flows from Investing Activities
Principal deposited in Trust Account	(40,600,000)
Net cash used in investing activities	(40,600,000)
Cash Flows from Financing Activities
Proceeds from issuance of ordinary shares to initial shareholder	25,000
Proceeds from Public Offering	40,000,000
Proceeds from issuance of Private Placement Warrants	2,450,000
Payment of offering costs	(1,659,600)
Net cash provided by financing activities	40,815,400
Net increase in cash	26,631
Cash at beginning of the period
Cash at end of the period	26,631
Supplemental Disclosure of Non-Cash Financing Activities:
Deferred corporate finance fee	800,000
Adjustment for warrant liability in connection with Public Offering	$ 5,450,000